Revenues, Deferred Revenues and Segments (Tables)	12 Months Ended
Dec. 31, 2025
Revenues, Deferred Revenues and Segments [Abstract]
Schedule of Disaggregation of Revenue	The following table shows the disaggregation of revenue for the periods presented:
	2025	2024	2023
Digital asset treasury	€1,535	€-	€-
Legacy Sport Portfolio	2,949	1,193	311
Total	€4,484	€1,193	€311

Schedule of Deferred Revenue Recorded By Subsidiaries	The following is a summary of deferred revenue recorded by the subsidiaries:
	December 31,
	2025	2024
Juve Stabia	€1,291	€-
Brera Milano	-	48
FKAP	18	15
Total	€1,309	€63

Schedule of Reconciles Segment Income (Loss) to Consolidated Income (Loss) Before Income Taxes

The below table reconciles segment income (loss) to consolidated income (loss) before income taxes for the periods presented:

	2025			2024			2023
	Digital Assets Treasury	Legacy Sport Portfolio	Consolidated	Digital Assets Treasury	Legacy Sport Portfolio	Consolidated	Digital Assets Treasury	Legacy Sport Portfolio	Consolidated
Revenues	€1,535	€2,949	€4,484	€-	€1,193	€1,193	€-	€311	€311
Share based compensation	266,967	2,158	269,125	-	961	961	-	388	388
General and administrative expenses	19,939	17,932	37,871	-	4,473	4,473	-	3,670	3,670
Impairment of non-financial assets	66,052	15,947	81,999	-	-	-	-	-	-
Operating income (loss)	(351,422)	(33,088)	(384,510)	-	(4,241)	(4,241)	-	(3,747)	(3,747)
Interest income (expense)	-	(229)	(229)	-	(8)	(8)	-	47	47
Other income (expense)	(938)	7,235	6,297	-	412	412	-	521	521
Income (loss) before income taxes	€(352,360)	€(26,082)	€(378,442)	€-	€(3,837)	€(3,837)	€-	€(3,179)	€(3,179)

Schedule of Revenues by Geographical Location	Revenues by geographical location are as follows:
	2025	2024	2023
Europe	€2,949	€1,193	€311
Other	1,535	-	-
Total	€4,484	€1,193	€311